About the Company (Details Narrative) (10Q) - USD ($)						9 Months Ended	12 Months Ended
	May 02, 2017	Apr. 03, 2017	Mar. 02, 2017	Oct. 07, 2016	Sep. 15, 2016	May 31, 2017	Aug. 31, 2012	May 24, 2017	Nov. 21, 2016	Sep. 26, 2016	Aug. 31, 2016	Jan. 20, 2016	Aug. 31, 2015	Mar. 19, 2013
Common stock conversion shares value					$ 200,000
Common stock, par value											$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized											70,000,000		70,000,000
Stock issued during period, shares, issued for services							1,390
Minimum [Member]
Common stock, shares authorized									75,000,000
Minimum [Member] | Board of Directors [Member]
Common stock, shares authorized								200,000,000
Maximum [Member]
Common stock, shares authorized									200,000,000
Maximum [Member] | Board of Directors [Member]
Common stock, shares authorized								2,000,000,000
Class A Common Stock [Member]
Unregistered restricted shares issued					30,000,000
Common stock, par value						$ 0.001				$ 0.001	$ 0.001
Number of shares issued	1,480,000			30,000,000	200,000
Common stock, shares authorized						1,000,000,000		1,000,000,000	130,000,000		130,000,000
Class A Common Stock [Member] | Independent Consultant [Member] | Restricted Stock [Member]
Stock issued during period, shares, issued for services	500,000
Class B Common Stock [Member]
Unregistered restricted shares issued					6,000,000
Common stock voting rights					which carries a voting weight equal to ten (10) Common Shares
Common stock, par value						$ 0.001				0.001	$ 0.001
Number of shares issued				6,000,000	200,000
Common stock, shares authorized						500,000,000		500,000,000	6,000,000		6,000,000
Class C Common Stock [Member]
Unregistered restricted shares issued					40,000,000
Common stock, par value						$ 0.001				$ 0.001	$ 0.001
Number of shares issued			40,000,000		200,000	8,400,000
Common stock, shares authorized						500,000,000		500,000,000	64,000,000		64,000,000
Class C Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued			40,000,000
Class C Common Stock [Member] | 45 Contractor Employees and Nonemployees [Member]
Number of shares issued		8,400,000